July 11, 2017

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	KraneShares Trust – Preliminary Proxy Statement (File Nos. 333-180870 and 811-22698)

Ladies and Gentlemen:

On behalf of the KraneShares Trust (the “Trust”), and its operational series (the “Funds”), transmitted herewith for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, is a preliminary proxy statement (the “Proxy Statement”) to be used in connection with two Special Meetings of Shareholders of the Funds to be held on August 31, 2017. The Proxy Statement consists of a Letter to Shareholders, Shareholder Questions and Answers, Notices of the Special Meetings of Shareholders, the Proxy Statement and forms of proxy cards. We understand no filing fee is applicable and, accordingly, no fee is included herein.

We would appreciate comments as soon as possible. If you have any questions or comments regarding the foregoing, please contact me at (202) 778-9475.

Sincerely,

/s/ Stacy L. Fuller

Stacy L. Fuller

Enclosures

cc:	Jonathan Krane
Jonathan Shelon
Max Lindenfeld
Krane Funds Advisors, LLC

K&L GATES LLP
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